Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2018
Distribution Date	01/15/19
Transaction Month	40
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$6,616,815.54	0.0259483	$-	-	$6,616,815.54
Class A-4 Notes	$83,630,000.00	1.0000000	$78,635,422.71	0.9402777	$4,994,577.29
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$158,626,815.54	0.1565896	$147,015,422.71	0.1451273	$11,611,392.83

Weighted Avg. Coupon (WAC)	3.10%		3.10%
Weighted Avg. Remaining Maturity (WARM)	22.22		21.41
Pool Receivables Balance	$178,787,542.24		$166,732,127.54
Remaining Number of Receivables	27,525		26,900

Adjusted Pool Balance	$173,936,802.09		$162,325,409.26

III. COLLECTIONS

Principal:
Principal Collections	$11,868,588.10
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$152,458.92
Total Principal Collections	$12,021,047.02

Interest:
Interest Collections	$452,493.45
Late Fees & Other Charges	$33,397.88
Interest on Repurchase Principal	$-
Total Interest Collections	$485,891.33

Collection Account Interest	$20,624.99
Reserve Account Interest	$4,726.74
Servicer Advances	$-

Total Collections	$12,532,290.08

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2018
Distribution Date	01/15/19
Transaction Month	40
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$12,532,290.08
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,532,290.08

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$148,989.62	$-	$148,989.62	148,989.62
Collection Account Interest					$20,624.99
Late Fees & Other Charges					$33,397.88
Total due to Servicer					$203,012.49

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$8,050.46		$8,050.46
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$132,101.63		$132,101.63	132,101.63

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$12,046,766.79

9. Regular Principal Distribution Amount:					11,611,392.83

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$6,616,815.54
Class A-4 Notes				$4,994,577.29
Class A Notes Total:		$11,611,392.83		$11,611,392.83
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$11,611,392.83		$11,611,392.83

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					435,373.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,850,740.15
Beginning Period Amount	$4,850,740.15
Current Period Amortization	$444,021.87
Ending Period Required Amount	$4,406,718.28
Ending Period Amount	$4,406,718.28
Next Distribution Date Required Amount	$3,986,092.56

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2018
Distribution Date	01/15/19
Transaction Month	40
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.80%	9.43%	9.43%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.23%	26,424	97.59%	$162,706,981.74
30 - 60 Days	1.34%	360	1.85%	$3,076,471.09
61 - 90 Days	0.35%	94	0.47%	$783,560.30
91-120 Days	0.08%	22	0.10%	$165,114.41
121 + Days	0.00%	0	0.00%	$-
Total		26,900		$166,732,127.54

Delinquent Receivables 30+ Days Past Due
Current Period	1.77%	476	2.41%	$4,025,145.80
1st Preceding Collection Period	1.71%	470	2.34%	$4,185,755.28
2nd Preceding Collection Period	1.63%	459	2.22%	$4,251,554.20
3rd Preceding Collection Period	1.63%	470	2.19%	$4,497,012.91
Four-Month Average	1.68%		2.29%

Repossession in Current Period		15		$138,239.29
Repossession Inventory		48		$92,875.57

Current Charge-Offs
Gross Principal of Charge-Offs				$186,826.60
Recoveries				$(152,458.92)
Net Loss				$34,367.68

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.23%

Average Pool Balance for Current Period				$172,759,834.89

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.24%
1st Preceding Collection Period				-0.67%
2nd Preceding Collection Period				0.66%
3rd Preceding Collection Period				0.45%
Four-Month Average				0.17%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	23	2,230	$28,098,327.55
Recoveries	17	2,003	$(15,925,848.07)
Net Loss			$12,172,479.48
Cumulative Net Loss as a % of Initial Pool Balance			1.15%

Net Loss for Receivables that have experienced a Net Loss *	11	1,593	$12,242,643.52
Average Net Loss for Receivables that have experienced a Net Loss			$7,685.28

Principal Balance of Extensions			$712,946.64
Number of Extensions			74

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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